Limited Term New York Municipal Fund

Prospectus dated April 30, 2002

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Rochester Funds [logo]

Limited Term New York Municipal Fund is a mutual fund. Its goal is to provide a high level of income exempt from federal income tax and New York State and New York City personal income taxes by investing primarily in a portfolio of investment-grade municipal securities having an average effective maturity of five years or less.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this
Prospectus carefully before you invest and keep it for future reference about your account.

[logo] OppenheimerFunds, Inc.
The Right Way to Invest

7

Contents

                  About the Fund
---------------------------------------------------------------------------------------------------------------------------------------

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

         About Your Account
---------------------------------------------------------------------------------------------------------------------------------------

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone
                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests primarily in a portfolio of investment-grade municipal debt obligations, and seeks a dollar-weighted average effective portfolio maturity of five years or less. Under normal market conditions, as a fundamental policy, the Fund invests at least 95% of its net assets in securities issued by:

                    What is a Municipal Debt Security? A municipal debt security is essentially a loan by the buyer to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

o        the State of New York and its political subdivisions (towns and counties, for example),
o        agencies, instrumentalities (which are state-chartered corporations) and public authorities of the State of New York, and
o        territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the legal counsel to the issuer of the security) from federal income tax, and New York State and New York City personal income taxes.

         These are referred to as "New York municipal securities" in this Prospectus. Even though the Fund seeks to limit the dollar-weighted average effective maturity of its portfolio to five years or less, it can buy securities having maturities of more than five years.  The Fund can buy municipal bonds (which are obligations having a maturity of more than one year when issued), municipal notes (short-term obligations), and interests in municipal leases. A substantial percentage of the municipal securities the
Fund buys may be "callable," allowing the issuer of the securities to redeem them before their maturity date.

         Under normal market conditions, at least 95% of the Fund's assets that are invested in New York municipal securities will be invested in investment-grade New York municipal securities. "Investment-grade" bonds are either rated securities in the four highest rating categories of a nationally-recognized rating organization, such as Moody's Investors Service ("Moody's"), Standard & Poor's
Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's"), Fitch, Inc. ("Fitch"), or unrated securities that the Fund's investment Manager, OppenheimerFunds, Inc., believes to be comparable to investment-grade rated securities. The
Fund's criteria for credit quality are further explained below.

         The Fund can invest substantial amounts of its assets in industrial revenue bonds that pay interest that is tax-exempt but which may be a "tax-preference item" for investors subject to alternative minimum taxation. To the extent that the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will counted towards the Fund's policy regarding minimum investments in New York municipal securities as described above. The Fund does not invest more than 5% of its total asset in industrial revenue bonds for an industrial user with less than three years' operating history if that user is responsible for interest and principal payments. The Fund also can use certain derivative investments to a limited extent to try to increase income. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Fund's portfolio managers examine a variety of factors, which may change over time and may vary in particular cases. Currently, the portfolio managers focus on:
o        Investment-grade securities that offer high income, particularly callable bonds,
o        Securities of a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o        Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and
o        Securities with maturities of one to twenty years, so that portions of the portfolio will mature at different times to reduce share price volatility.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who are seeking income exempt from federal income tax and New York
State and New York City personal income taxes by investing in a fund emphasizing investment-grade securities and an intermediate effective average maturity intended to reduce overall portfolio volatility. As a result of these strategies, the Fund's yields may be lower than longer-term municipal bond funds or municipal bond funds that can invest more of their assets in lower-grade investments.
The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There also is the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

CREDIT RISK. Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While typically at least 95% of the Fund's assets that are invested in New York municipal securities are investment-grade New York municipal securities, and the Fund's credit risks are therefore less than those of funds that invest a greater percentage of their assets in securities rated below investment grade, even investment-grade securities are subject to risks of default.

INTEREST RATE RISKS. Municipal securities are subject to changes in value when prevailing interest rates change.  When interest rates fall, the values of already-issued municipal securities generally rise. When interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

         The Fund currently seeks to limit the average effective maturity of its overall portfolio to not more than five years, to try to reduce the volatility that can occur when interest rates change. However, the Fund can hold individual securities having an effective maturity of more than five years, and their prices may be more volatile when interest rates change.

         Additionally, the Fund can buy variable and floating rate obligations. When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

RiskS of Focusing Investments in New York Municipal Securities. Even though the Fund is "diversified" with respect to 75% of its assets (which means that, as to 75% of its assets, it cannot invest more than 5% of its total assets in the securities of any one issuer), the Fund invests primarily in New York municipal securities. Therefore, the value of its portfolio is vulnerable to changes in economic, regulatory and political conditions in New York that can affect the prices of these securities or the liquidity of the market for them, as well as the Fund's share prices.

         While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as general obligation bonds or hospital bonds for example, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

         On September 11, 2001, terrorist attacks destroyed the World Trade Center. Those attacks resulted in substantial loss of life, damage to other buildings in the vicinity, disruption of public transportation and business, and displacement of residents in the immediate vicinity of the World Trade Center. It is expected that the destruction of the World Trade Center will have a substantial impact on the City and its economy. The Statement of Additional Information contains further information concerning special investment considerations for New York municipal securities, including the effect of the events of September 11, 2001 on New
York City and New York State.

Borrowing for Leverage. As a fundamental policy, the Fund can borrow from banks in amounts up to 10% of its total assets for emergency purposes or to buy portfolio securities. This use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to interest rate changes.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market or interest rate movements, or the change in value of particular securities because of an event affecting the issuer.

         Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to the effects of economic, regulatory and political events that affect New York State and it municipalities. Those changes can affect the value of the Fund's investments and its prices per share. The Fund is more conservative than some other types of municipal bond funds because of its policies of diversification, its focus on investment-grade securities and its goal of limiting its effective average portfolio maturity. However, the Fund has more credit risks than funds that invest only in insured municipal bonds, U.S. government securities or the highest-rated municipal securities.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance
(for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the
Fund's shares, both before and after taxes, compare to those of two broad-based market indices and the Consumer Price Index. The
                                          -
after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

         In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 3/31/02, the cumulative return (not annualized) for Class A shares was 0.74%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 3.34% (1Q`95)
and the lowest return (not annualized) for a calendar quarter was -2.31% (1Q'94).

------------------------------------------ --------------------------- -------------------------- -------------------------
                                                                                5 Years
                                                                       -------------------------
Average  Annual  Total  Returns  for  the                                (or life of class, if            10 Years
periods ended December 31, 2001                      1 Year                      less)                (if applicable)
------------------------------------------ --------------------------- -------------------------- -------------------------
------------------------------------------ --------------------------- -------------------------- -------------------------
Class A Shares (inception 9/18/91)
Return Before Taxes                                  1.18%                       4.28%                     5.49%
  Return After Taxes on Distributions                1.18%                       4.28%                     5.49%
  Return  After  Taxes  on  Distributions            2.56%                       4.40%                     5.46%
  and Sale of Fund Shares
------------------------------------------ --------------------------- -------------------------- -------------------------
Lehman Brothers Municipal Bond
Index  (reflects no  deduction  for fees,            5.13%                       5.98%                     6.63%1
expenses or taxes)
------------------------------------------ --------------------------- -------------------------- -------------------------
------------------------------------------ --------------------------- -------------------------- -------------------------
Merrill Lynch Municipal Index
(3-7 Years)  (reflects no  deduction  for            5.97%                       5.43%                     5.57%1
fees, expenses or taxes)
------------------------------------------ --------------------------- -------------------------- -------------------------
------------------------------------------ --------------------------- -------------------------- -------------------------
Consumer Price Index                                 1.55%                       2.18%                     2.51%1
------------------------------------------ --------------------------- -------------------------- -------------------------
------------------------------------------ --------------------------- -------------------------- -------------------------
Class B Shares (inception 5/01/97)                   0.06%                       4.08%                      N/A
------------------------------------------ --------------------------- -------------------------- -------------------------
------------------------------------------ --------------------------- -------------------------- -------------------------
Class C Shares (inception 5/01/97)                   3.06%                       4.21%                      N/A
------------------------------------------ --------------------------- -------------------------- -------------------------
1.       From 12/31/91.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of
3.50%; for Class B, the contingent deferred sales charges of 4% (1-year) and 1% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds.  The
Fund's performance also is compared to that of the Merrill Lynch Municipal Index (3-7 Years), which consists of municipal bonds having remaining maturities of between 3 and 7 years, and the Consumer Price Index, a non-securities index that measures changes in the inflation rate. Performance of the securities indices does not consider the effects of transaction costs and includes municipal securities from many states while the Fund invests primarily in New York municipal securities.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.
The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2001.

Shareholder Fees (charges paid directly from your investment):

-------------------------------------- ------------------ ----------------- -------------------
                                        Class A Shares     Class B Shares     Class C Shares
-------------------------------------- ------------------ ----------------- -------------------
-------------------------------------- ------------------ ----------------- -------------------
Maximum Sales Charge (Load) on               3.50%              None               None
purchases
(as % of offering price)
-------------------------------------- ------------------ ----------------- -------------------
-------------------------------------- ------------------ ----------------- -------------------
Maximum Deferred Sales Charge (Load)         None1              4%2                1%3
(as % of the lower of the original
offering price or redemption
proceeds)
-------------------------------------- ------------------ ----------------- -------------------
1.       A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares.  See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after  purchase.  The contingent  deferred sales charge  declines to 1% in the fifth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
------------------------------------------- --------------------- -------------------- ---------------------
                                               Class A Shares       Class B Shares        Class C Shares
------------------------------------------- --------------------- -------------------- ---------------------
------------------------------------------- --------------------- -------------------- ---------------------
Management Fees                                    0.41%                 0.41%                0.41%
------------------------------------------- --------------------- -------------------- ---------------------
------------------------------------------- --------------------- -------------------- ---------------------
Distribution and/or Service (12b-1) Fees           0.24%                 1.00%                1.00%
------------------------------------------- --------------------- -------------------- ---------------------
------------------------------------------- --------------------- -------------------- ---------------------
Other Expenses                                     0.13%                 0.13%                0.12%
------------------------------------------- --------------------- -------------------- ---------------------
------------------------------------------- --------------------- -------------------- ---------------------
Total Annual Operating Expenses                    0.78%                 1.54%                1.53%
------------------------------------------- --------------------- -------------------- ---------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees,  custodial expenses,  and accounting and legal expenses  the Fund pays.  The Total  Annual  Operating  Expenses in the chart do not reflect  interest  expense  related to the
Fund's borrowing  activity or the reduction to custodial  expenses  realted to account  balances  maintained by the Fund at its custodian bank, which in aggregate  resulted in lower total annual operating  expenses for each class for the fiscal year ended
December 31, 2001. The Total Annual  Operating  expenses after  considering the effect of interest expense and the reduction to custodian  expenses  was .74% for Class A shares,  1.50% for Class B shares and 1.49% for Class C shares  for the  fiscal  year ended December 31, 2001.  During the period shown,  the Fund's  interest  expense was  substantially  offset by the incremental interest income generated on bonds purchased with borrowed funds.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are redeemed:                   1 Year               3 Years             5 Years            10 Years1
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $427                 $590                 $768               $1,282
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $557                 $686                 $939               $1,441
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $256                 $483                 $834               $1,824
---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are not redeemed:               1 Year               3 Years             5 Years            10 Years1
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $427                 $590                 $768               $1,282
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $157                 $486                 $839               $1,441
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $156                 $483                 $834               $1,824
---------------------------------- --------------------- -------------------- ------------------- -------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.
1.       Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class
     A after six years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events.

Municipal Securities. The Fund buys municipal bonds and notes, interests in municipal leases and other debt obligations. Generally, these are debt obligations issued by the State of New York and its political subdivisions (such as cities, towns and counties). To seek a higher yield, the Fund also can invest in municipal securities other than New York municipal securities. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to New York State and New York City personal income tax. However, the Fund does not expect to invest a significant portion of its assets in securities that are not New York municipal securities.

         Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

         The Fund also can buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum taxation.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses that provide that the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

         If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Some of these obligations may not have an active trading market, which means that the Fund might have difficulty selling its investment at an acceptable price when it wants to. The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Ratings of Municipal Securities the Fund Buys. The Fund primarily buys municipal securities that are "investment grade" at the time of purchase. The Fund considers the following securities to be "investment grade" under its credit quality guidelines:
o        municipal bonds, tax-exempt commercial paper and short-term tax-exempt notes rated investment grade by a nationally-recognized rating organization,
o        New York municipal securities issued by an entity that has other obligations outstanding that meet one of the rating criteria listed above,
o        New York municipal securities backed by a letter of credit or guarantee by a bank or other institution that has outstanding securities that meet one of the credit criteria listed above,
o        unrated New York municipal securities that the Manager believes are comparable to investment-grade rated securities, and
o        obligations backed by the full faith and credit of the U.S. government.

         Lower-rated securities may have speculative characteristics. The Fund will not buy securities with a rating, at the time of investment, below "Ba" by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager has determined are comparable to rated securities in those categories). Appendix A to the Statement of Additional Information contains a list of the ratings definitions of the principal rating organizations.

         Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the
         "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated and effective maturities of more or less than five years.

         The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the
         "effective" maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

         When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the
         Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but it will not be changed without the approval of the Board of Trustees and notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The
Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations.  Some municipal securities the Fund can purchase have variable or floating interest rates.
         Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as a percentage of the prime rate of a bank, or the 91-day U.S. Treasury
         Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include
         "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

o        Inverse Floaters Have Special Risks. Variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change.  However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income.
         If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The
         Fund will not invest more than 5% of its total assets in inverse floaters.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis.  These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Fund does not intend to enter into these transactions for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment until the Fund receives the security on settlement of the trade.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date. The Fund limits these investments to not more than 10% of its net assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. "Inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use.

o        There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date
         (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Temporary Defensive and Interim Investments. The Fund can invest up to 20% of its total assets in temporary defensive investments from time to time. This may happen when the Manager believes that unstable adverse market or economic conditions might erode the value of the Fund's portfolio. Generally, these investments would be short-term municipal securities but could be taxable short-term debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of those temporary defensive or interim investments may not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960. The Manager and its subsidiaries and affiliates manage more than $130 billion in assets as of March 31, 2002, including other Oppenheimer funds with more than 6.3 million shareholder accounts.
The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Managers. The Fund is managed by Ronald H. Fielding, Anthony Tanner and Daniel G. Loughran. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Messrs. Fielding and Tanner are Vice
         Presidents of the Fund. Mr. Fielding is a Senior Vice President of the Manager (since January 1996) and Messrs. Tanner and
         Loughran are Vice Presidents of the Manager (since January 1996 and November 1998, respectively).

         Mr. Fielding has been Chairman of the Manager's Rochester Division since January 4, 1996, when the Manager acquired
         Rochester Capital Advisors, the Fund's prior investment advisor. He had been President of Rochester Capital Advisors until
         1996. Mr. Fielding has been a portfolio manager of the Fund since its inception in 1991. Mr. Tanner was Vice President of
         Research of Rochester Capital Advisors from 1994 to 1996 and has assisted Mr. Fielding in managing the Fund's portfolio since 1994. Prior to January 2002, Mr. Loughran was an associate portfolio manager of the Fund (January 2000 - December
         2001). He was a senior research analyst of the Fund's Manager from 1994 - 1999.  Messrs. Fielding, Tanner and Loughran serve in similar capacities for other Oppenheimer funds.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate, which declines on additional assets as the Fund grows: 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.  The Fund's management fee for its last fiscal year ended December 31, 2001, was 0.41% of average annual net assets for each class of shares.

A B O U T Y O U R A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor,
Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.525.7048 to notify the
         Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
         Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds)
         automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with
         AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.
     o   With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock
         Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.1 The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A
         Shares?" below.
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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within five years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You
         Buy Class B Shares?" below.
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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
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WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.
How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.
     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on
         Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of
         $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o        Investing for the Longer Term. If you are investing less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need access to your money for six years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account  features  may not be available to Class B and Class C shareholders.  Other features may not be advisable  (because of the effect of the contingent  deferred sales charge) for Class
         B and Class C  shareholders.  Therefore,  you should  carefully  review  how you plan to use your  investment  account  before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the
Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------- ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales           Front-End Sales           Concession As
                                       Charge As a               Charge As a
                                       Percentage of             Percentage of Net         Percentage of Offering
                                       Offering Price            Amount Invested           Price
  ------------------------------------ ------------------------- ------------------------- -------------------------
  ------------------------------------ ------------------------- ------------------------- -------------------------
  Less than $100,000                            3.50%                     3.63%                     3.00%
  ------------------------------------ ------------------------- ------------------------- -------------------------
  ------------------------------------ ------------------------- ------------------------- -------------------------
  $100,000  or  more  but  less  than           3.00%                     3.09%                     2.50%
  $250,000
  ------------------------------------ ------------------------- ------------------------- -------------------------
  ------------------------------------ ------------------------- ------------------------- -------------------------
  $250,000  or  more  but  less  than           2.50%                     2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------- ------------------------- -------------------------
  ------------------------------------ ------------------------- ------------------------- -------------------------
  $500,000  or more but less  than $1           2.00%                     2.04%                     1.50%
  million
  ------------------------------------ ------------------------- ------------------------- -------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the
         Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to
         0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund).
         That concession will not be paid on purchases or shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if
Class B shares are redeemed within FIVE years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

Years Since Beginning of Month in Which                     Contingent Deferred Sales Charge on
                                                            Redemptions in That Year
Purchase Order was Accepted                                 (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 and following                                             None
-----------------------------------------------------------
In the table, a "year" is a 12-month period.  In applying the contingent sales charge, all purchases are considered to have been made on the first regular day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them.
         This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the
         Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if
Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and
         Class C shares to pay the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 3.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the
         Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account.
         Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to
$250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established
         AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the
OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account registration (and
                                      ------------------------
the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional
Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
     o   To redeem shares through a service representative, call 1.800.852.8457
     o   To redeem shares automatically on PhoneLink, call 1.800.533.3310
         Whichever  method you use,  you may have a check sent to the  address on the  account  statement,  or, if you have linked your
Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer
Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer
Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call
1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $100.
o        Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed  shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.
         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds.
For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the
         Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the
         Transfer Agent receives the certificates with the request.
Telephone Exchange Requests.  Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457,  or by using PhoneLink for automated  exchanges by calling  1.800.533.3310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o        The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of
Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this
         Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
         Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
         However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the
         Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of
Trustees. Daily dividends will not be declared or paid on newly- purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

          The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do
so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes.  Dividends paid from net investment  income earned by the Fund on municipal  securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private  activity bonds" may be an item of tax  preference  if you are subject to the  alternative  minimum tax. If the Fund earns  interest on taxable  investments,  any dividends derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends paid by the Fund from interest on New York municipal securities will be exempt from New York individual income taxes. Dividends paid from income from municipal securities of other issuers normally will be treated as taxable ordinary income for
New York State and New York City personal income tax purposes.

       Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders

         This  information is only a summary of certain  federal and state income tax  information  about your  investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). For the fiscal years ended December 31, 2000 and 2001, the information was audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Another auditing firm audited the information for the previous fiscal years.

FINANCIAL HIGHLIGHTS

Class A                 Year Ended December 31,                      2001       2000         1999        1998        1997
==========================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                           $     3.27   $   3.19   $     3.37    $   3.34    $   3.26
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .16        .16          .15         .16         .17
Net realized and unrealized gain (loss)                                 -        .07         (.18)        .03        1.08
                                                               -----------------------------------------------------------
Total income (loss) from investment operations                        .16        .23         (.03)        .19         .25
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.16)      (.15)        (.15)       (.16)       (.17)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $     3.27   $   3.27   $     3.19    $   3.37    $   3.34

                                                               ===========================================================

==========================================================================================================================
Total Return, at Net Asset Value(1)                                  4.85%      7.47%       (0.87)%      5.94%       8.01%

==========================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                       $1,124,846   $927,079   $1,025,714    $979,316    $771,828
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  996,671   $945,492   $1,060,745    $884,849    $677,376
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                4.95%      4.88%        4.64%       4.80%       5.27%
Expenses                                                             0.78%      0.85%        0.81%       0.82%(3)    0.83%
Expenses, net of interest expense and
reduction to custodian expense(4)                                    0.74%      0.78%        0.77%       0.80%       0.80%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%        37%          37%         25%         27%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    36  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class B       Year Ended December 31,                             2001      2000      1999       1998       1997(1)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                            $   3.27   $  3.19   $  3.37    $  3.34    $  3.25
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .13       .13       .13        .14        .10
Net realized and unrealized gain (loss)                                -       .08      (.18)       .03        .09
                                                                ----------------------------------------------------
Total income (loss) from investment operations                       .13       .21      (.05)       .17        .19
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.13)     (.13)     (.13)      (.14)      (.10)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   3.27   $  3.27   $  3.19    $  3.37    $  3.34
                                                                ====================================================

====================================================================================================================
Total Return, at Net Asset Value(2)                                 4.06%     6.65%    (1.64)%     5.13%      5.89%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $153,471   $92,786   $88,758    $64,388    $21,500
====================================================================================================================
Average net assets (in thousands)                               $113,976   $86,107   $78,263    $43,620    $ 9,873
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                               4.17%     4.09%     3.84%      3.97%      4.18%
Expenses                                                            1.54%     1.63%     1.59%      1.59%(4)   1.56%
Expenses, net of interest expense and
reduction to custodian expense(5)                                   1.50%     1.56%     1.55%      1.57%      1.54%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               23%       37%       37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31,
1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    37  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

Class C             Year Ended December 31,                       2001       2000       1999       1998       1997(1)
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                          $   3.26   $   3.18   $   3.36    $  3.33    $  3.25
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .13        .13        .13        .14        .10
Net realized and unrealized gain (loss)                              -        .08       (.18)       .03        .08
                                                              -------------------------------------------------------
Total income (loss) from investment operations                     .13        .21       (.05)       .17        .18
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.13)      (.13)      (.13)      (.14)      (.10)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   3.26   $   3.26   $   3.18    $  3.36    $  3.33
                                                              =======================================================

=====================================================================================================================
Total Return, at Net Asset Value(2)                               4.06%      6.67%     (1.63)%     5.15%      5.58%

=====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                      $261,857   $101,858   $119,329    $94,870    $26,862
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $150,504   $105,452   $116,249    $61,717    $12,705
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             4.13%      4.11%      3.86%      3.98%      4.22%
Expenses                                                          1.53%      1.62%      1.57%      1.57%(4)   1.54%
Expenses, net of interest expense and
reduction to custodian expense(5)                                 1.49%      1.55%      1.53%      1.55%      1.51%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             23%        37%        37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31,
1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    38  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class X             Year Ended December 31,                          2001      2000      1999       1998       1997
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                              $  3.28   $  3.20   $  3.38    $  3.35    $  3.27
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .15       .14       .13        .15        .16
Net realized and unrealized gain (loss)                              (.01)      .08      (.18)       .03        .08
                                                                  ---------------------------------------------------
Total income (loss) from investment operations                        .14       .22      (.05)       .18        .24
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.14)     (.14)     (.13)      (.15)      (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  3.28   $  3.28   $  3.20    $  3.38    $  3.35
                                                                  ===================================================

=====================================================================================================================
Total Return, at Net Asset Value(1)                                  4.30%     6.88%    (1.39)%     5.38%      7.44%

=====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                          $25,526   $32,651   $39,496    $47,424    $52,510
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $29,642   $34,684   $44,237    $49,866    $49,563
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                4.46%     4.34%     4.11%      4.30%      4.75%
Expenses                                                             1.31%     1.39%     1.34%      1.35%(3)   1.35%
Expenses, net of interest expense and
reduction to custodian expense(4)                                    1.27%     1.32%     1.30%      1.32%      1.32%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%       37%       37%        25%        27%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    39  |  LIMITED TERM NEW YORK MUNICIPAL FUND

INFORMATION AND SERVICES

For More Information on Limited Term New York Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information. You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.525.7048
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
On the Internet:                            You can send us a request by e-mail or read or down-load
                                            documents on the OppenheimerFunds website:
                                            WWW.OPPENHEIMERFUNDS.COM
                                            ------------------------
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Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
WWW.SEC.GOV. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:
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publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                              The Fund's shares are distributed by:
SEC File No. 811-6332
PR0355.001.0402  Printed on recycled paper.                   [logo] OppenheimerFunds Distributor, Inc.

                                                       Appendix to Prospectus of
                                                 LIMITED TERM NEW YORK MUNICIPAL FUND

         Graphic  material  included in  Prospectus of Limited Term New York  Municipal  Fund:  "Annual Total Returns  (Class A) (as of
12/31 each year)."

         A bar chart will be included in the  Prospectus  of Limited Term New York  Municipal  Fund (the "Fund")  depicting  the annual total returns of a  hypothetical  investment in Class A shares of the Fund for each of the last 10 calendar  years,  without  deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                      Limited Term
Year                     New York Municipal Fund
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12/31/92            9.52%
12/31/93          10.16%
12/31/94          -0.50%
12/31/95          10.01%
12/31/96            4.82%
12/31/97            8.01%
12/31/98            5.94%
12/31/99                   -0.87%
12/31/00                   7.47%
12/31/01                   4.85%

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1 Until January 5, 1998, the Fund also offered Class X shares. On May 1, 1997, the Fund's prior Class B shares were re-designated as
Class X shares and the offering of the Fund's current Class B shares commenced. Information about Class X shares may be found in
"About Your Account" in the Statement of Additional Information.